Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Build Bond Innovation ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.79%	12.74%	5.21%